WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2015

Effective July 1, 2015, William Blair & Company, L.L.C. (“William Blair”) transferred the Management Agreement for the Fund to its affiliate, William Blair Investment Management, LLC (“WBIM”), a Delaware limited liability company. There are no changes to the Fund’s portfolio management team or principal investment strategies as a result of the transfer. All references to William Blair as the investment adviser to the Fund in the Prospectus are replaced with WBIM. William Blair continues to serve as the principal underwriter and distributor of the Fund.

Dated: July 1, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015

Effective July 1, 2015, William Blair & Company, L.L.C. (“William Blair”) transferred the Management Agreement for the Fund to its affiliate, William Blair Investment Management, LLC (“WBIM”), a Delaware limited liability company. There are no changes to the Fund’s portfolio management team or principal investment strategies as a result of the transfer. All references to William Blair as the investment adviser to the Fund in the Statement of Additional Information are replaced with WBIM. William Blair continues to serve as the principal underwriter and distributor of the Fund.

Dated: July 1, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2015

Effective July 1, 2015, William Blair & Company, L.L.C. (“William Blair”) transferred the Management Agreement for the Funds to its affiliate, William Blair Investment Management, LLC (“WBIM”), a Delaware limited liability company. There are no changes to the Funds’ portfolio management teams or principal investment strategies as a result of the transfer. All references to William Blair as the investment adviser to the Funds in the Prospectus are replaced with WBIM. William Blair continues to serve as the principal underwriter and distributor of the Funds.

Dated: July 1, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015

Effective July 1, 2015, William Blair & Company, L.L.C. (“William Blair”) transferred the Management Agreement for the Funds to its affiliate, William Blair Investment Management, LLC (“WBIM”), a Delaware limited liability company. There are no changes to the Funds’ portfolio management teams or principal investment strategies as a result of the transfer. All references to William Blair as the investment adviser to the Funds in the Statement of Additional Information are replaced with WBIM. William Blair continues to serve as the principal underwriter and distributor of the Funds.

Dated: July 1, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.